Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent events
20.	Subsequent events

Satellite Program Agreements

a.	On February 3, 2012, the Company entered into a contract for launch services (the “Satmex Launch Services Agreement”) for the launch of a dual-satellite payload which includes its next generation satellite, designed Satmex 7 (“Satmex 7”).

b.	On March 13, 2012, Satmex entered into a construction agreement, (the “Satmex Procurement Agreement”), with Boeing Satellite Systems International, Inc. (“Boeing”), for the design, construction and delivery of Satmex 7.

c.	On March 13, 2012, Satmex and Asia Broadcast Satellite Holdings Ltd. (“ABS”) also entered into a master procurement agreement with Boeing (the “Master Procurement Agreement”), which establishes the framework for the joint administration by Satmex and ABS of the procurement program. In addition to entering into the Satmex Procurement Agreement with Boeing, Satmex also entered into a bilateral agreement with ABS on March 13, 2012 (the “Bilateral Agreement”), in which the parties agreed to share launch services costs, allocate common procurement program costs and cross-indemnify each other for any actions or changes to the procurement program made by Satmex or ABS that adversely affect the costs, timing, delivery or launch of the other party’s satellite or satellites.

Debt obligations

d.	On March 30, 2012, Satmex issued $35,000 aggregate principal amount of additional Senior Secured Notes (“SSN”) due in 2017, to be issued in a private placement under rule 144A and Regulation S of the U.S. Securities Act of 1933, as amended, with rights to either offer to exchange the additional SSN for substantially similar notes that are registered under the U.S. Securities Act of 1933, as amended, or register the resale of the additional SSN. The additional SSN were priced at 102.00% and will bear interest at an annual fixed rate of 9.50%. The additional SSN offering closed on April 9, 2012.

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